Investments - Investments Breakdown (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	R$ 292,267	R$ 453,371
Goodwill	180,981	225,486
Other investments evaluated at fair value through other comprehensive income	931,722	1,138,066
Investments	1,406,416	1,816,923
Disclosure of joint ventures [line items]
Total Investments, including Goodwill and Financial Instruments	1,404,970	1,816,923
Investments	1,406,416	1,816,923
Provision for loss on investments	1,446
Loss Provision on Subsidiaries
Disclosure of joint ventures [line items]
Provision for loss on investments	R$ (1,446)